Derivative Instruments and Hedging Activities - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Derivatives, Fair Value [Line Items]
Current Liabilities	₨ 961	$ 13.1	₨ 669
Derivative liability	251	3.4	29
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Notional Amount				$ 2.6
Other Assets			4	0.0
Cash Flow Hedging [Member] | Fair Valuation of Swaps and Options [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		849.7		849.7
Other Assets	5,765	78.8	6,177	81.9
Cash Flow Hedging [Member] | Forward Exchange Derivative Contracts [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		11.2		57.4
Other Assets	21	0.3	115	1.5
Cash Flow Hedging [Member] | Forward Exchange Derivative Contracts [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		101.4
Current Liabilities	74	1.0
Cash Flow Hedging [Member] | Forward Exchange Derivative Contracts [Member] | Prepaid Expenses and Other Current Asset [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		46.1
Other Assets	38	0.5
Cash Flow Hedging [Member] | Fair Valuation of Swaps and Forward [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional Amount				13.4
Current Liabilities			₨ 29	$ 0.4
Cash Flow Hedging [Member] | Fair Valuation of Swaps and Forward [Member] | Non-Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		94.6
Derivative liability	₨ 251	$ 3.4